27. PROVISIONS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions Beginning Balance	R$ 641	R$ 678	R$ 815
Additions	1,468	115	278
Reversals	(68)	(64)	(286)
Settled	(153)	(88)	(129)
Other provisions ending balance	1,888	641	678
Labour Provision [Member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	457	474	350
Additions	180	67	210
Reversals	(44)	(25)	(4)
Settled	(96)	(59)	(82)
Other provisions ending balance	497	457	474
Customer Relations [Member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	19	18	15
Additions	21	17	21
Reversals	(1)		(2)
Settled	(20)	(16)	(16)
Other provisions ending balance	19	19	18
Other Civil Actions [Member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	29	43	40
Additions	16	10	10
Reversals	(12)	(14)	(2)
Settled	(15)	(10)	(5)
Other provisions ending balance	18	29	43
Civil Cases [Member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	48	61	55
Additions	37	27	31
Reversals	(13)	(14)	(4)
Settled	(35)	(26)	(21)
Other provisions ending balance	37	48	61
Tax [Member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	52	57	68
Additions	1,236	5	9
Reversals	(8)	(10)	(2)
Settled	(20)		(18)
Other provisions ending balance	1,260	52	57
Environmental [Member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	1
Additions		1
Reversals	(1)
Settled
Other provisions ending balance		1
Regulatory [Member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	37	40	44
Additions	2	8	15
Reversals	(1)	(10)	(18)
Settled	(2)	(1)	(1)
Other provisions ending balance	36	37	40
Other [Member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	46	46	59
Additions	13	7	13
Reversals	(1)	(5)	(19)
Settled		(2)	(7)
Other provisions ending balance	R$ 58	46	46
Corporate [Member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance			239
Additions
Reversals			(239)
Settled
Other provisions ending balance